Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	December 31, 2021	December 31, 2022
	RMB	RMB

Office and other equipment	18,059,177	18,167,730
Leasehold improvements	17,179,429	16,904,137
Motor vehicles	2,052,245	2,372,413
Less: accumulated depreciation	(34,248,905)	(35,160,018)

Total	3,041,946	2,284,262